DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) $ in Millions	Dec. 31, 2020 USD ($) MMBTU GWh	Dec. 31, 2019 USD ($) MMBTU GWh
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount1	$ 39,284	$ 37,334
Derivative, Notional Amount1	39,284	37,334
Interest rates
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount1	61,111	51,619
Derivative, Notional Amount1	61,111	51,619
Credit default swaps
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount1	0	39
Derivative, Notional Amount1	0	39
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount1	2,081	2,517
Derivative, Notional Amount1	$ 2,081	$ 2,517
Energy commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	27,564	25,136
Nominal Amount of Commodity Derivatives | GWh	27,564	25,136
Natural gas commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	121,468,000	78,364,000
Nominal Amount of Commodity Derivatives | MMBTU	121,468,000	78,364,000